Condensed Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Total	IPO	Series C Convertible Preferred Stock	Convertible Preferred Stock	Preferred Stock Series A Convertible Preferred Stock	Preferred Stock Series B Convertible Preferred Stock	Preferred Stock Series C Convertible Preferred Stock	Preferred Stock Series A and B Convertible Preferred Stock	Preferred Stock Convertible Preferred Stock	Common Stock	Common Stock IPO	Common Stock Series A Convertible Preferred Stock	Common Stock Series C Convertible Preferred Stock	Common Stock Series A and B Convertible Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital IPO	Additional Paid-in Capital Series C Convertible Preferred Stock	Additional Paid-in Capital Series A and B Convertible Preferred Stock	Accumulated Deficit	$1.5M Notes	$1.5M Notes Common Stock	$1.5M Notes Additional Paid-in Capital	Bridge Notes and Accrued Interest	Bridge Notes and Accrued Interest Common Stock	Bridge Notes and Accrued Interest Additional Paid-in Capital
Beginning Balance, Shares at Apr. 30, 2020					10,000	10,000	455,265			3,313,841
Beginning Balance at Apr. 30, 2020	$ 315,551				$ 10	$ 10	$ 455		$ 475	$ 3,313					$ 47,434,241				$ (47,122,478)
Sale of Common Stock and warrants, net of fees, Shares			8,000							0
Sale of Common Stock and warrants, net of fees			$ 200,000
Stock based compensation – management & other employees	16,929														16,929
Warrants issued to non-employees	2,354														2,354
Net loss	(2,452,170)																		(2,452,170)
Ending Balance, Shares at Apr. 30, 2021					10,000	10,000	463,265			3,313,841
Ending Balance at Apr. 30, 2021	(1,909,590)				$ 10	$ 10	$ 463		$ 483	$ 3,313					47,661,262				(49,574,648)
Stock based compensation—non-employee advisers	7,746														7,746
Series C convertible preferred stock issued to investors	200,000						$ 8								199,992
Series C convertible preferred stock issued to investors ,shares							8,000		8
Common Stock issued to non-employees,shares										10,101
Common Stock issued to non-employees	35,000									$ 10					34,990
Stock based compensation – management & other employees	83,250														83,250
Warrants issued to non-employees	464,667														464,667
Net loss	(2,775,124)																		(2,775,124)
Ending Balance, Shares at Jan. 31, 2022					10,000	10,000	463,265			3,323,942
Ending Balance at Jan. 31, 2022	(4,101,797)				$ 10	$ 10	$ 463		$ 483	$ 3,323					48,244,169				(52,349,772)
Beginning Balance, Shares at Apr. 30, 2021					10,000	10,000	463,265			3,313,841
Beginning Balance at Apr. 30, 2021	(1,909,590)				$ 10	$ 10	$ 463		483	$ 3,313					47,661,262				(49,574,648)
Sale of Common Stock and warrants, net of fees, Shares				0
Common Stock issued upon conversion, Shares										703,290
Common Stock issued to non-employees,shares										10,101
Common Stock issued to non-employees	35,000									$ 10					34,990
Stock based compensation – management & other employees	68,396														68,396
Warrants issued to non-employees	578,657														578,657
Net loss	(4,828,260)																		(4,828,260)
Ending Balance, Shares at Apr. 30, 2022					10,000	10,000	463,265			3,323,942
Ending Balance at Apr. 30, 2022	(6,055,797)				$ 10	$ 10	$ 463		483	$ 3,323					48,343,305				(54,402,908)
Beginning Balance, Shares at Oct. 31, 2021					10,000	10,000	463,265			3,313,841
Beginning Balance at Oct. 31, 2021	(3,442,185)				$ 10	$ 10	$ 463		483	$ 3,313					47,665,288				(51,111,269)
Common Stock issued to non-employees,shares										10,101
Common Stock issued to non-employees	35,000									$ 10					34,990
Stock based compensation – management & other employees	80,833														80,833
Warrants issued to non-employees	463,058														463,058
Net loss	(1,238,503)																		(1,238,503)
Ending Balance, Shares at Jan. 31, 2022					10,000	10,000	463,265			3,323,942
Ending Balance at Jan. 31, 2022	(4,101,797)				$ 10	$ 10	$ 463		483	$ 3,323					48,244,169				(52,349,772)
Beginning Balance, Shares at Apr. 30, 2022					10,000	10,000	463,265			3,323,942
Beginning Balance at Apr. 30, 2022	$ (6,055,797)				$ 10	$ 10	$ 463		483	$ 3,323					48,343,305				(54,402,908)
Sale of Common Stock and warrants, net of fees, Shares	5,025,917									5,025,917	1,500,000
Sale of Common Stock and warrants, net of fees		$ 5,194,740									$ 1,500					$ 5,193,240
Common Stock issued upon conversion, Shares			60,037		(10,000)	(10,000)	(60,037)			230,086		703,290	230,086	703,290							909,071			1,544,114
Common Stock issued upon conversion of convertible preferred stock					$ (10)	$ (10)	$ (60)	$ (20)					$ 231	$ 703			$ (171)	$ (683)		$ 1,500,000	$ 909	$ 1,499,091	$ 3,618,704	$ 1,544	$ 3,617,160
Common Stock issued upon exercise of pre-funded warrants,share										139,356
Common Stock issued upon exercise of pre-funded warrants	$ 14									$ 139					(125)
Stock based compensation – management & other employees	149,153														149,153
Warrants issued to non-employees	57,203														57,203
Net loss	(4,721,929)																		(4,721,929)
Ending Balance, Shares at Jan. 31, 2023					0	0	403,228			8,349,859
Ending Balance at Jan. 31, 2023	(257,912)				$ 0	$ 0	$ 403		403	$ 8,349					58,858,173				(59,124,837)
Beginning Balance, Shares at Oct. 31, 2022							403,228			8,210,503
Beginning Balance at Oct. 31, 2022	1,082,676						$ 403		403	$ 8,210					58,856,785				(57,782,722)
Common Stock issued upon exercise of pre-funded warrants,share										139,356
Common Stock issued upon exercise of pre-funded warrants	14									$ 139					(125)
Stock based compensation – management & other employees	1,513														1,513
Net loss	(1,342,115)																		(1,342,115)
Ending Balance, Shares at Jan. 31, 2023					0	0	403,228			8,349,859
Ending Balance at Jan. 31, 2023	$ (257,912)				$ 0	$ 0	$ 403		$ 403	$ 8,349					$ 58,858,173				$ (59,124,837)